Equity - Share premium (Details)	6 Months Ended
Jun. 30, 2025 EUR (€)
Redemption of treasury shares, purchase value	€ 1,586,999,823
Redemption of treasury shares, par value	133,583,475
Share premium
Increase (decrease) in equity	€ (1,453,416,348)